May 3, 2006

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

         RE:      The Gabelli Value Fund Inc. (the "Fund")
                  FILE NOS. 33-30139/811-05848
                  ----------------------------

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Fund do not differ from that contained in Post-Effective Amendment No. 22 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on April 28, 2006 (Accession # 0000935069-06-001197).

Should you have any comments on this filing,  please contact the  undersigned at
(617) 338-4586.

Sincerely,

/S/ ARLENE LONERGAN

Arlene Lonergan
Assistant Vice President

cc:      B. Alpert
         M. McKee
         D. Schloendorn
         D. Whitaker
         L. Dowd